Revenue Recognition - Schedule of disaggregation of revenue (Details) - ColdQuanta Inc dba Infleqtion [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenues	$ 21,674	$ 19,581	$ 28,836	$ 10,950
United States [Member]
Disaggregation of Revenue [Line Items]
Revenues	14,616	10,096	12,548	8,347
United Kingdom [Memeber]
Disaggregation of Revenue [Line Items]
Revenues	3,444	5,310	11,333	1,466
Japan [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,950	3,736	3,784	142
Australia [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,429	146
Other [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 235	$ 293	$ 1,171	$ 995